Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 1.9%
ATI, Inc.(1)	9,198	$ 1,812,926
Axon Enterprise, Inc.(1)	2,624	1,471,041
Carpenter Technology Corp.	3,268	2,015,833
Curtiss-Wright Corp.	1,288	975,995
FTAI Aviation Ltd.	3,589	970,932
General Electric Co.	17,280	6,458,054
HEICO Corp.	3,373	1,201,429
Hexcel Corp.	1,919	192,015
Howmet Aerospace, Inc.	11,157	2,999,671
Karman Holdings, Inc.(1)	1,429	71,336
Loar Holdings, Inc.(1)(2)	2,079	167,588
Moog, Inc., Class A	825	349,668
Woodward, Inc.	2,068	879,810
		$19,566,298
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,725	$513,226
Expeditors International of Washington, Inc.	5,400	880,092
FedEx Corp.	100	31,313
GXO Logistics, Inc.(1)	3,877	196,564
		$1,621,195
Automobile Components — 0.1%
Aptiv PLC(1)	8,901	$546,344
BorgWarner, Inc.	7,795	517,588
Garrett Motion, Inc.	4,984	180,570
		$1,244,502
Automobiles — 0.3%
Ford Motor Co.	23,117	$321,326
General Motors Co.	29,007	2,235,860
Rivian Automotive, Inc., Class A(1)	59,140	1,026,079
		$3,583,265
Banks — 0.1%
First Citizens Bancshares, Inc., Class A	81	$168,544
JPMorgan Chase & Co.	2,538	830,763
		$999,307
Beverages — 1.0%
Celsius Holdings, Inc.(1)(2)	11,569	$338,740
Coca-Cola Co.	63,460	5,157,394
Coca-Cola Consolidated, Inc.	2,997	572,187
Molson Coors Beverage Co., Class B	1,323	51,544
Monster Beverage Corp.(1)	25,645	2,464,998
PepsiCo, Inc.	9,490	1,284,946
Primo Brands Corp., Class A	9,901	241,981
		$10,111,790
Security	Shares	Value
Biotechnology — 2.5%
AbbVie, Inc.	43,958	$ 11,061,591
Alkermes PLC(1)	5,390	282,409
Alnylam Pharmaceuticals, Inc.(1)	3,790	1,140,904
Amgen, Inc.	10,860	3,932,623
Arrowhead Pharmaceuticals, Inc.(1)	3,386	275,993
Biogen, Inc.(1)	260	56,176
BioMarin Pharmaceutical, Inc.(1)	6,207	355,164
Exelixis, Inc.(1)	8,226	447,577
Gilead Sciences, Inc.	9,159	1,157,148
Halozyme Therapeutics, Inc.(1)	4,026	315,115
Incyte Corp.(1)	4,845	549,229
Insmed, Inc.(1)	3,181	339,158
Ionis Pharmaceuticals, Inc.(1)(2)	3,749	297,258
Krystal Biotech, Inc.(1)	658	244,559
Natera, Inc.(1)	3,497	949,261
Neurocrine Biosciences, Inc.(1)	3,142	529,537
PTC Therapeutics, Inc.(1)	2,051	167,300
Regeneron Pharmaceuticals, Inc.	816	508,809
Roivant Sciences Ltd.(1)	9,033	319,678
United Therapeutics Corp.(1)	1,035	560,794
Vertex Pharmaceuticals, Inc.(1)	6,511	3,234,209
		$26,724,492
Broadline Retail — 4.4%
Amazon.com, Inc.(1)	187,534	$44,696,854
eBay, Inc.	10,044	1,122,417
Etsy, Inc.(1)	4,858	365,953
		$46,185,224
Building Products — 1.0%
A.O. Smith Corp.	3,873	$242,915
AAON, Inc.	3,065	388,826
Advanced Drainage Systems, Inc.	2,070	324,907
Allegion PLC	2,526	354,878
Armstrong World Industries, Inc.	1,414	226,834
Carlisle Cos., Inc.	1,305	473,389
Carrier Global Corp.	12,349	905,799
Johnson Controls International PLC	7,089	1,035,774
Lennox International, Inc.	1,211	693,842
Masco Corp.	4,865	395,865
Modine Manufacturing Co.(1)	3,815	1,018,681
Owens Corning	5,812	923,875
Simpson Manufacturing Co., Inc.	1,422	297,696
Trane Technologies PLC	6,211	3,050,595
Zurn Elkay Water Solutions Corp., Class C	4,301	217,329
		$10,551,205
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	571	$193,227
Ameriprise Financial, Inc.	28	12,845

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Ares Management Corp., Class A	5,950	$ 662,295
Bank of New York Mellon Corp.	8,093	1,170,329
Blackrock, Inc.	1,910	1,836,580
Blackstone, Inc.	14,198	1,670,679
Blue Owl Capital, Inc.(2)	32,592	285,180
Carlyle Group, Inc.	4,782	201,370
Cboe Global Markets, Inc.	3,128	759,072
Charles Schwab Corp.	9,534	879,702
CME Group, Inc.	2,027	447,623
Coinbase Global, Inc., Class A(1)	6,127	895,706
Evercore, Inc., Class A	982	335,294
FactSet Research Systems, Inc.	1,165	268,043
Galaxy Digital, Inc., Class A(1)	2,636	72,068
Goldman Sachs Group, Inc.	3,028	3,062,428
Houlihan Lokey, Inc.	2,044	274,162
Interactive Brokers Group, Inc., Class A	13,009	1,132,303
Intercontinental Exchange, Inc.	6,363	783,349
Invesco Ltd.	6,521	172,089
KKR & Co., Inc.	19,862	1,822,934
LPL Financial Holdings, Inc.	2,352	662,511
Moody's Corp.	4,584	2,076,185
Morningstar, Inc.	1,194	186,288
MSCI, Inc.	2,196	1,229,848
Nasdaq, Inc.	8,532	672,492
Northern Trust Corp.	1,124	195,396
S&P Global, Inc.	6,689	2,724,162
SEI Investments Co.	2,034	178,402
State Street Corp.	617	104,643
StepStone Group, Inc., Class A	2,172	89,834
TPG, Inc.	5,916	239,894
Tradeweb Markets, Inc., Class A	3,944	393,059
		$25,689,992
Chemicals — 1.0%
Air Products and Chemicals, Inc.	1,385	$406,054
Axalta Coating Systems Ltd.(1)	3,409	116,656
Celanese Corp.	2,456	112,976
Ecolab, Inc.	5,794	1,614,266
Element Solutions, Inc.	6,424	306,746
Linde PLC	9,984	5,181,097
Mosaic Co.	7,312	154,941
RPM International, Inc.	2,585	287,323
Sherwin-Williams Co.	5,364	1,846,933
Solstice Advanced Materials, Inc.	4,469	395,953
		$10,422,945
Commercial Services & Supplies — 0.6%
Cintas Corp.	8,749	$1,488,030
Clean Harbors, Inc.(1)	1,534	458,282
Copart, Inc.(1)	29,217	823,627
MSA Safety, Inc.	1,783	311,276
Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	2,611	$ 556,352
Tetra Tech, Inc.	982	28,370
Veralto Corp.	6,804	603,379
Waste Management, Inc.	6,757	1,506,000
		$ 5,775,316
Communications Equipment — 2.0%
Arista Networks, Inc.(1)	25,598	$ 4,348,588
Ciena Corp.(1)	3,876	1,901,410
Cisco Systems, Inc.	85,277	10,016,636
F5, Inc.(1)	1,733	720,859
Lumentum Holdings, Inc.(1)	1,835	1,574,540
Motorola Solutions, Inc.	4,417	1,834,336
Viasat, Inc.(1)	996	89,451
Viavi Solutions, Inc.(1)	5,873	280,436
		$20,766,256
Construction & Engineering — 0.9%
Arcosa, Inc.	388	$56,373
Argan, Inc.	327	261,126
Comfort Systems USA, Inc.	955	1,892,762
Dycom Industries, Inc.(1)	928	469,187
EMCOR Group, Inc.	1,277	1,059,757
Granite Construction, Inc.	1,026	162,190
IES Holdings, Inc.(1)	476	349,698
MasTec, Inc.(1)	1,997	830,872
MYR Group, Inc.(1)	373	186,649
Primoris Services Corp.	614	60,860
Quanta Services, Inc.	3,859	2,778,634
Sterling Infrastructure, Inc.(1)	963	808,304
Valmont Industries, Inc.	428	247,213
		$9,163,625
Construction Materials — 0.3%
Amrize Ltd.(1)	12,756	$679,895
CRH PLC	10,867	1,162,769
Vulcan Materials Co.	5,319	1,569,158
		$3,411,822
Consumer Finance — 0.7%
American Express Co.	7,567	$2,559,538
Capital One Financial Corp.	17,891	3,589,292
Credit Acceptance Corp.(1)(2)	378	240,688
FirstCash Holdings, Inc.	1,253	271,049
SoFi Technologies, Inc.(1)	33,881	607,486
		$7,268,053
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	11,464	$155,108
Casey's General Stores, Inc.	1,305	1,037,201

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Costco Wholesale Corp.	9,332	$ 8,729,806
Dollar Tree, Inc.(1)	166	20,078
Kroger Co.	836	46,423
Maplebear, Inc.(1)	8,443	399,776
Sprouts Farmers Market, Inc.(1)	1,610	136,174
U.S. Foods Holding Corp.(1)	552	56,442
Walmart, Inc.	66,248	7,503,248
		$ 18,084,256
Containers & Packaging — 0.1%
AptarGroup, Inc.	1,687	$211,212
Avery Dennison Corp.	1,016	164,948
Packaging Corp. of America	1,030	245,429
Smurfit Westrock PLC	7,036	325,485
		$947,074
Distributors — 0.0%†
Genuine Parts Co.	3,102	$365,974
		$365,974
Diversified Consumer Services — 0.0%†
Service Corp. International	2,052	$155,870
		$155,870
Diversified Telecommunication Services — 0.0%†
AST SpaceMobile, Inc.(1)	1,296	$115,163
Globalstar, Inc.(1)	1,259	102,344
Lumen Technologies, Inc.(1)	22,902	175,887
		$393,394
Electric Utilities — 0.1%
Constellation Energy Corp.	2,770	$687,985
NextEra Energy, Inc.	4,484	393,560
TXNM Energy, Inc.	915	51,954
		$1,133,499
Electrical Equipment — 2.3%
Acuity, Inc.	979	$368,750
AMETEK, Inc.	6,631	1,604,304
Bloom Energy Corp., Class A(1)	5,999	1,815,897
Eaton Corp. PLC	11,053	4,709,905
Emerson Electric Co.	8,333	1,192,869
EnerSys	615	143,799
GE Vernova, Inc.	5,483	6,441,758
Generac Holdings, Inc.(1)	1,630	477,280
Hubbell, Inc.	1,647	861,711
Nextpower, Inc., Class A(1)	5,323	634,182
nVent Electric PLC	4,512	765,280
Regal Rexnord Corp.	1,782	424,455
Rockwell Automation, Inc.	2,742	1,357,509
Security	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding PLC	4,046	$ 193,156
Vertiv Holdings Co., Class A	10,637	3,561,480
		$ 24,552,335
Electronic Equipment, Instruments & Components — 2.0%
Advanced Energy Industries, Inc.	1,060	$ 395,242
Amphenol Corp., Class A	34,859	6,146,339
Cognex Corp.	5,135	371,877
Coherent Corp.(1)	5,272	2,079,646
Corning, Inc.	19,327	4,936,696
Flex Ltd.(1)	8,818	1,429,133
Jabil, Inc.	2,715	1,046,578
Keysight Technologies, Inc.(1)	5,252	1,838,568
Littelfuse, Inc.	634	288,679
Novanta, Inc.(1)(2)	990	160,618
Plexus Corp.(1)	379	113,954
Sanmina Corp.(1)	1,225	310,023
TE Connectivity PLC	3,952	796,763
Teledyne Technologies, Inc.(1)	1,005	670,234
TTM Technologies, Inc.(1)	2,455	459,134
Vishay Intertechnology, Inc.	2,971	159,780
Zebra Technologies Corp., Class A(1)	1,261	331,971
		$21,535,235
Energy Equipment & Services — 0.1%
Baker Hughes Co.	11,842	$657,231
		$657,231
Entertainment — 1.0%
Electronic Arts, Inc.	6,471	$1,326,814
Liberty Media Corp.-Liberty Formula One, Class A(1)(2)	4,363	381,937
Madison Square Garden Sports Corp.(1)	458	184,043
Netflix, Inc.(1)	102,200	7,297,080
Roku, Inc.(1)	3,381	467,051
Take-Two Interactive Software, Inc.(1)	1,786	446,464
Warner Bros. Discovery, Inc.(1)	26,345	702,358
Warner Music Group Corp., Class A	4,826	130,640
		$10,936,387
Financial Services — 2.7%
Affirm Holdings, Inc.(1)(2)	9,161	$747,080
Apollo Global Management, Inc.	12,109	1,432,616
Corebridge Financial, Inc.	9,155	262,108
Corpay, Inc.(1)	1,939	646,211
Equitable Holdings, Inc.	8,000	351,040
Jack Henry & Associates, Inc.	2,395	329,887
Mastercard, Inc., Class A	19,759	10,148,222
Rocket Cos., Inc., Class A(1)	27,462	432,526
Toast, Inc., Class A(1)	16,365	455,274

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	39,271	$ 13,473,487
		$ 28,278,451
Food Products — 0.2%
Darling Ingredients, Inc.(1)	3,748	$ 204,716
Hershey Co.	3,461	607,232
J.M. Smucker Co.	3,509	394,762
Kraft Heinz Co.	5,387	127,241
Mondelez International, Inc., Class A	10,233	591,877
		$1,925,828
Ground Transportation — 1.3%
Avis Budget Group, Inc.(1)(2)	1,043	$154,187
Fedex Freight Holding Co., Inc.(1)	100	15,100
J.B. Hunt Transport Services, Inc.	2,718	786,671
Knight-Swift Transportation Holdings, Inc.	9,753	759,466
Landstar System, Inc.	1,211	250,447
Old Dominion Freight Line, Inc.	11,544	2,500,430
Saia, Inc.(1)	1,620	682,279
Uber Technologies, Inc.(1)	47,199	3,405,880
Union Pacific Corp.	11,792	3,207,424
XPO, Inc.(1)	6,855	1,407,263
		$13,169,147
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	12,110	$1,098,861
Align Technology, Inc.(1)	2,369	399,555
Baxter International, Inc.	9,733	207,508
Becton Dickinson & Co.	4,387	663,885
Boston Scientific Corp.(1)	32,231	1,375,619
Cooper Cos., Inc.(1)	4,960	355,682
DexCom, Inc.(1)	12,004	808,469
Edwards Lifesciences Corp.(1)	15,859	1,434,605
Glaukos Corp.(1)	1,253	175,119
Globus Medical, Inc., Class A(1)	4,494	355,071
IDEXX Laboratories, Inc.(1)	2,145	1,129,214
Insulet Corp.(1)	2,266	344,998
Intuitive Surgical, Inc.(1)	9,131	3,631,216
Lantheus Holdings, Inc.(1)	1,608	178,391
Penumbra, Inc.(1)	1,251	395,003
ResMed, Inc.	4,178	814,209
STERIS PLC	3,152	663,717
Stryker Corp.	9,390	2,956,348
Teleflex, Inc.	1,604	203,323
Zimmer Biomet Holdings, Inc.	2,620	225,556
		$17,416,349
Health Care Providers & Services — 0.4%
Centene Corp.(1)	6,042	$387,836
Chemed Corp.	543	252,897
Security	Shares	Value
Health Care Providers & Services (continued)
DaVita, Inc.(1)	1,138	$ 253,182
Encompass Health Corp.	1,862	188,211
Ensign Group, Inc.	1,743	279,403
Guardant Health, Inc.(1)	767	115,073
HCA Healthcare, Inc.	1,742	679,188
HealthEquity, Inc.(1)	2,924	264,096
Henry Schein, Inc.(1)	2,062	172,218
Labcorp Holdings, Inc.	951	266,280
Quest Diagnostics, Inc.	988	209,407
UnitedHealth Group, Inc.	1,932	802,997
		$3,870,788
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	2,458	$129,905
CareTrust REIT, Inc.	4,781	192,913
Ventas, Inc.	8,616	765,101
Welltower, Inc.	18,018	4,089,546
		$5,177,465
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	4,476	$794,356
		$794,356
Hotel & Resort REITs — 0.0%†
Ryman Hospitality Properties, Inc.	1,285	$165,187
		$165,187
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(1)	10,858	$1,553,780
Aramark	5,230	297,587
Booking Holdings, Inc.	18,712	3,335,227
Brinker International, Inc.(1)	2,152	361,536
Cava Group, Inc.(1)	5,635	442,235
Chipotle Mexican Grill, Inc.(1)	47,092	1,601,128
Darden Restaurants, Inc.	1,504	309,839
Domino's Pizza, Inc.	1,873	554,483
DoorDash, Inc., Class A(1)	10,026	1,850,098
Hilton Worldwide Holdings, Inc.	6,609	2,184,010
Hyatt Hotels Corp., Class A(2)	1,650	319,836
Life Time Group Holdings, Inc.(1)	5,229	213,552
Marriott International, Inc., Class A	5,672	2,101,986
Starbucks Corp.	38,549	3,939,322
Texas Roadhouse, Inc.	1,965	379,697
Wyndham Hotels & Resorts, Inc.	2,698	227,199
Yum! Brands, Inc.	10,180	1,627,375
		$21,298,890
Household Durables — 0.1%
Installed Building Products, Inc.	400	$91,936
NVR, Inc.(1)	73	497,378

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Somnigroup International, Inc.(2)	5,390	$ 422,576
TopBuild Corp.(1)	678	240,371
		$ 1,252,261
Household Products — 0.5%
Church & Dwight Co., Inc.	5,694	$ 551,635
Clorox Co.	1,592	151,940
Colgate-Palmolive Co.	18,087	1,658,216
Procter & Gamble Co.	17,214	2,524,261
		$4,886,052
Independent Power and Renewable Electricity Producers — 0.0%†
Brookfield Renewable Corp.	5,556	$206,239
Clearway Energy, Inc., Class C	2,975	101,685
Ormat Technologies, Inc.	1,220	132,858
		$440,782
Industrial REITs — 0.1%
EastGroup Properties, Inc.	952	$192,809
First Industrial Realty Trust, Inc.	2,609	159,958
Prologis, Inc.	4,558	617,472
		$970,239
Insurance — 0.3%
Aon PLC, Class A	3,028	$1,004,357
Arthur J. Gallagher & Co.	4,584	1,052,349
Brown & Brown, Inc.	865	55,490
Kinsale Capital Group, Inc.	741	244,389
Marsh & McLennan Cos., Inc.	5,896	982,686
Progressive Corp.	388	84,759
Ryan Specialty Holdings, Inc.(2)	4,998	188,725
Willis Towers Watson PLC	76	19,864
		$3,632,619
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	208,828	$74,628,863
Pinterest, Inc., Class A(1)	18,704	393,345
Reddit, Inc., Class A(1)	4,445	771,563
Snap, Inc., Class A(1)	37,671	167,259
		$75,961,030
IT Services — 1.3%
Accenture PLC, Class A	234	$29,119
Akamai Technologies, Inc.(1)	3,966	468,821
Cloudflare, Inc., Class A(1)	8,519	2,089,540
CoreWeave, Inc., Class A(1)	5,358	533,335
DigitalOcean Holdings, Inc.(1)	2,019	317,044
Gartner, Inc.(1)	2,526	327,420
GoDaddy, Inc., Class A(1)	5,422	460,220
International Business Machines Corp.	16,235	4,565,444
Security	Shares	Value
IT Services (continued)
MongoDB, Inc.(1)	2,501	$ 840,086
Snowflake, Inc., Class A(1)	8,834	2,248,253
Twilio, Inc., Class A(1)	4,037	832,954
VeriSign, Inc.	2,807	706,129
		$ 13,418,365
Leisure Products — 0.0%†
Hasbro, Inc.	619	$ 51,123
		$ 51,123
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	7,060	$937,780
Avantor, Inc.(1)	6,541	64,756
Bio-Rad Laboratories, Inc., Class A(1)	182	53,437
Bio-Techne Corp.	5,185	366,320
Bruker Corp.	5,405	325,273
Charles River Laboratories International, Inc.(1)	1,273	288,704
Danaher Corp.	6,085	1,159,071
Illumina, Inc.(1)	3,086	542,612
IQVIA Holdings, Inc.(1)	3,050	589,321
Medpace Holdings, Inc.(1)	871	461,273
Mettler-Toledo International, Inc.(1)	626	799,721
Repligen Corp.(1)	1,666	227,309
Revvity, Inc.	1,766	196,485
Thermo Fisher Scientific, Inc.	5,587	2,801,098
Waters Corp.(1)	2,805	1,051,987
West Pharmaceutical Services, Inc.	2,386	856,574
		$10,721,721
Machinery — 3.2%
Allison Transmission Holdings, Inc.	3,036	$342,279
Caterpillar, Inc.	11,368	12,105,783
Chart Industries, Inc.(1)	2,231	466,145
Cummins, Inc.	3,116	2,222,362
Deere & Co.	2,419	1,534,444
Donaldson Co., Inc.	3,682	330,533
Dover Corp.	1,870	419,404
Enpro, Inc.	591	222,766
ESAB Corp.	2,539	250,422
ESCO Technologies, Inc.	1,167	408,497
Federal Signal Corp.	2,526	324,566
Flowserve Corp.	2,941	218,105
Fortive Corp.	6,801	415,473
Gates Industrial Corp. PLC(1)	6,297	176,127
Graco, Inc.	5,535	418,501
IDEX Corp.	1,772	402,155
Illinois Tool Works, Inc.	5,886	1,591,986
Ingersoll Rand, Inc.	13,163	1,079,234
ITT, Inc.	2,847	563,023
JBT Marel Corp.	1,270	184,150
Lincoln Electric Holdings, Inc.	1,998	530,489

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Middleby Corp.(1)	1,254	$ 215,701
Mueller Industries, Inc.	2,950	362,643
Nordson Corp.	1,542	465,206
Otis Worldwide Corp.	4,981	356,640
PACCAR, Inc.	3,053	366,726
Parker-Hannifin Corp.	3,506	3,429,289
Pentair PLC	3,225	247,228
RBC Bearings, Inc.(1)	1,129	727,144
Snap-on, Inc.	774	311,458
SPX Technologies, Inc.(1)	2,213	542,561
Timken Co.	479	69,608
Toro Co.	2,469	240,530
Watts Water Technologies, Inc., Class A	1,100	430,595
Westinghouse Air Brake Technologies Corp.	5,309	1,431,306
Xylem, Inc.	2,393	282,877
		$33,685,956
Media — 0.1%
New York Times Co., Class A	5,351	$374,463
Omnicom Group, Inc.	7,623	555,183
Trade Desk, Inc., Class A(1)	13,794	249,396
		$1,179,042
Metals & Mining — 0.3%
Hecla Mining Co.	41,172	$635,284
MP Materials Corp.(1)(2)	4,331	242,579
Nucor Corp.	2,499	556,652
Reliance, Inc.	559	208,842
Steel Dynamics, Inc.	5,086	1,167,034
		$2,810,391
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.	42,450	$2,061,796
		$2,061,796
Passenger Airlines — 0.0%†
American Airlines Group, Inc.(1)	6,982	$126,165
		$126,165
Personal Care Products — 0.0%†
Estee Lauder Cos., Inc., Class A	3,662	$289,115
		$289,115
Pharmaceuticals — 3.0%
Corcept Therapeutics, Inc.(1)	3,556	$309,194
Elanco Animal Health, Inc.(1)	5,518	135,798
Eli Lilly & Co.	19,013	22,804,763
Jazz Pharmaceuticals PLC(1)	1,094	263,621
Merck & Co., Inc.	57,431	7,379,883
Royalty Pharma PLC, Class A	10,298	577,409
Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	4,627	$ 332,496
		$ 31,803,164
Professional Services — 0.4%
Amentum Holdings, Inc.(1)	8,786	$ 181,607
Automatic Data Processing, Inc.	3,874	867,582
Broadridge Financial Solutions, Inc.	721	98,741
Equifax, Inc.	2,134	338,708
Parsons Corp.(1)	3,780	198,034
Paychex, Inc.	3,025	297,448
Paycom Software, Inc.	2,004	251,863
Paylocity Holding Corp.(1)	1,935	202,265
SS&C Technologies Holdings, Inc.	4,694	291,263
TransUnion	1,890	136,345
UL Solutions, Inc., Class A	3,896	396,847
Verisk Analytics, Inc.	4,477	803,756
		$4,064,459
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	4,372	$588,865
CoStar Group, Inc.(1)	14,012	396,820
Zillow Group, Inc., Class C(1)	4,891	154,164
		$1,139,849
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	3,349	$215,843
Essex Property Trust, Inc.	750	218,693
Invitation Homes, Inc.	1,558	47,067
UDR, Inc.	4,489	179,201
		$660,804
Retail REITs — 0.1%
Kite Realty Group Trust	7,887	$223,833
Macerich Co.	2,246	56,577
Phillips Edison & Co., Inc.	3,374	140,426
Simon Property Group, Inc.	2,750	615,037
		$1,035,873
Semiconductors & Semiconductor Equipment — 24.4%
Advanced Micro Devices, Inc.(1)	36,752	$21,349,604
Allegro MicroSystems, Inc.(1)	4,554	317,050
Amkor Technology, Inc.	1,339	115,462
Analog Devices, Inc.	11,280	4,480,078
Applied Materials, Inc.	19,271	13,932,933
Broadcom, Inc.	99,802	37,700,206
Cirrus Logic, Inc.(1)	1,284	190,713
Enphase Energy, Inc.(1)	4,317	212,569
Entegris, Inc.	3,672	660,446
First Solar, Inc.(1)	2,714	640,395
FormFactor, Inc.(1)	1,872	299,389

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(1)	58,467	$ 8,163,747
KLA Corp.	31,857	9,611,576
Lam Research Corp.	30,389	13,168,465
Lattice Semiconductor Corp.(1)	4,101	627,289
MACOM Technology Solutions Holdings, Inc.(1)	1,973	750,470
Marvell Technology, Inc.	21,230	6,324,205
Microchip Technology, Inc.	12,867	1,173,470
Micron Technology, Inc.	24,922	28,767,215
MKS, Inc.	1,837	817,098
Monolithic Power Systems, Inc.	1,262	1,744,538
NVIDIA Corp.	463,115	92,664,680
ON Semiconductor Corp.(1)	10,185	962,890
Onto Innovation, Inc.(1)	1,196	452,626
Qorvo, Inc.(1)	3,704	345,472
QUALCOMM, Inc.	17,814	3,291,849
Rambus, Inc.(1)	3,304	438,573
Semtech Corp.(1)	372	60,208
Silicon Laboratories, Inc.(1)	236	51,580
Skyworks Solutions, Inc.	745	50,511
Teradyne, Inc.	3,763	1,820,690
Texas Instruments, Inc.	18,356	5,471,373
		$256,657,370
Software — 8.8%
Adobe, Inc.(1)	10,612	$2,175,672
AppFolio, Inc., Class A(1)(2)	1,620	259,767
AppLovin Corp., Class A(1)	6,215	3,202,154
Atlassian Corp., Class A(1)	5,240	407,620
Autodesk, Inc.(1)	5,951	1,156,993
Bentley Systems, Inc., Class B	8,745	261,388
Cadence Design Systems, Inc.(1)	7,074	2,655,014
Cipher Digital, Inc.(1)	8,103	198,523
CrowdStrike Holdings, Inc., Class A(1)	6,184	4,719,258
Datadog, Inc., Class A(1)	8,355	2,175,308
Docusign, Inc.(1)	8,664	384,855
Dropbox, Inc., Class A(1)	9,651	265,113
Dynatrace, Inc.(1)	11,206	492,055
Elastic NV(1)	3,731	212,742
Fair Isaac Corp.(1)	738	881,748
Fortinet, Inc.(1)	15,908	2,443,787
Gen Digital, Inc.	6,981	173,757
Guidewire Software, Inc.(1)	2,771	340,972
HubSpot, Inc.(1)	2,082	379,986
Intuit, Inc.	5,727	1,494,747
Manhattan Associates, Inc.(1)	2,127	296,185
Microsoft Corp.	114,508	42,713,774
Nutanix, Inc., Class A(1)	8,408	428,472
Oracle Corp.	42,072	6,165,652
Palo Alto Networks, Inc.(1)	19,733	6,729,348
PTC, Inc.(1)	3,177	360,939
Riot Platforms, Inc.(1)	7,104	194,507
Security	Shares	Value
Software (continued)
Roper Technologies, Inc.	720	$ 243,641
Salesforce, Inc.	23,099	3,618,689
Samsara, Inc., Class A(1)	11,454	371,453
SentinelOne, Inc., Class A(1)	13,751	233,354
ServiceNow, Inc.(1)	26,480	2,628,934
ServiceTitan, Inc., Class A(1)	1,346	95,176
Synopsys, Inc.(1)	4,779	2,131,768
Terawulf, Inc.(1)	8,300	205,010
Trimble, Inc.(1)	4,888	250,168
Tyler Technologies, Inc.(1)	1,449	423,775
Workday, Inc., Class A(1)	6,132	750,679
Zscaler, Inc.(1)	3,984	562,342
		$92,685,325
Specialized REITs — 0.5%
American Tower Corp.	3,642	$595,722
Digital Realty Trust, Inc.	2,387	428,657
Equinix, Inc.	1,808	1,884,641
Iron Mountain, Inc.	8,518	1,075,909
National Storage Affiliates Trust	3,950	175,656
Outfront Media, Inc.	1,660	54,382
Public Storage	1,067	339,637
SBA Communications Corp.	1,306	230,457
		$4,785,061
Specialty Retail — 1.5%
AutoZone, Inc.(1)	434	$1,387,038
Burlington Stores, Inc.(1)	1,631	516,701
Carvana Co.(1)	16,748	1,102,353
Dick's Sporting Goods, Inc.	612	138,808
Five Below, Inc.(1)	1,355	243,616
Floor & Decor Holdings, Inc., Class A(1)	2,480	147,213
Home Depot, Inc.	9,180	3,237,602
Lowe's Cos., Inc.	4,207	927,601
O'Reilly Automotive, Inc.(1)	18,706	1,722,636
Ross Stores, Inc.	7,121	1,515,705
TJX Cos., Inc.	25,352	3,840,828
Ulta Beauty, Inc.(1)	1,315	593,039
Urban Outfitters, Inc.(1)	1,483	105,085
Williams-Sonoma, Inc.	3,074	716,549
		$16,194,774
Technology Hardware, Storage & Peripherals — 9.9%
Apple, Inc.	283,816	$82,124,998
Dell Technologies, Inc., Class C	7,287	3,144,049
Everpure, Inc., Class A(1)	10,034	790,579
Hewlett Packard Enterprise Co.	17,108	771,742
IonQ, Inc.(1)(2)	8,880	472,949
NetApp, Inc.	3,593	556,052
Sandisk Corp.(1)	3,571	8,119,490
Seagate Technology Holdings PLC	5,472	5,280,480

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	4,844	$ 3,093,959
		$ 104,354,298
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.(1)	1,777	$ 214,377
Deckers Outdoor Corp.(1)	4,418	438,663
Levi Strauss & Co., Class A	1,000	24,830
lululemon Athletica, Inc.(1)	2,453	280,084
NIKE, Inc., Class B	3,139	128,856
Ralph Lauren Corp.	907	364,079
Tapestry, Inc.	4,561	667,639
		$2,118,528
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	1,437	$485,921
Core & Main, Inc., Class A(1)	7,069	341,079
Fastenal Co.	29,299	1,407,231
Ferguson Enterprises, Inc.	3,623	859,847
GATX Corp.	938	166,204
MSC Industrial Direct Co., Inc., Class A	449	53,408
QXO, Inc.(1)	9,410	162,605
Sunbelt Rentals Holdings, Inc.	11,601	867,871
United Rentals, Inc.	1,746	1,978,026
W.W. Grainger, Inc.	1,132	1,539,973
Watsco, Inc.	534	222,534
WESCO International, Inc.	100	34,543
		$8,119,242
Water Utilities — 0.0%†
American Water Works Co., Inc.	1,682	$221,318
		$221,318
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	3,739	$627,142
		$627,142
Total Common Stocks (identified cost $560,000,486)		$1,049,896,867

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	1,143	$ 1,166
Hologic, Inc., CVR, Exp. 9/25/27(1)(3)(4)	4,871	49
Total Rights (identified cost $1,215)		$ 1,215

Short-Term Investments — 0.3%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(5)	2,118,735	$ 2,118,735
Total Affiliated Fund (identified cost $2,118,735)		$ 2,118,735
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)	1,242,143	$ 1,242,143
Total Securities Lending Collateral (identified cost $1,242,143)		$ 1,242,143
Total Short-Term Investments (identified cost $3,360,878)		$ 3,360,878
Total Investments — 100.1% (identified cost $563,362,579)		$1,053,258,960
Other Assets, Less Liabilities — (0.1)%		$ (1,206,569)
Net Assets — 100.0%		$1,052,052,391

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $4,200,144 and the total market value of the collateral received by the Fund was $4,384,041, comprised of cash of $1,242,143 and U.S. government and/or agencies securities of $3,141,898.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $1,215, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$1,166
Hologic, Inc., CVR, Exp. 9/25/27	4/8/26	49
		$1,215

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,118,735, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,718,172	$99,284,540	$(98,883,977)	$ —	$ —	$2,118,735	$67,594	2,118,735

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$1,049,896,867(2)	$ —	$ —	$1,049,896,867
Rights	—	—	1,215	1,215
Short-Term Investments:
Affiliated Fund	2,118,735	—	—	2,118,735
Securities Lending Collateral	1,242,143	—	—	1,242,143
Total Investments	$1,053,257,745	$ —	$1,215	$1,053,258,960

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.